Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stockholders' Equity

10.Common Stock

As of March 31, 2025 and December 31, 2024, the Company’s amended and restated certificate of incorporation authorized the issuance of 58,251,629 shares of $0.001 par value common stock. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock set forth above. As of March 31, 2025 and December 31, 2024, there were 19,203,330 shares and 19,197,914 shares of common stock issued and outstanding, respectively.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Board, if any, subject to the preferential dividend rights of the Preferred Stock. When dividends are declared on shares of common stock, the Company must declare at the same time a dividend payable to the holders of Preferred Stock equivalent to the dividend amount they would receive if each share of Preferred Stock were converted into common stock. The Company may not pay dividends to common stockholders until all dividends accrued or declared but unpaid on the Preferred Stock have been paid in full. As of March 31, 2025 and December 31, 2024, no dividends were declared.

As of March 31, 2025 and December 31, 2024, the Company had reserved 36,009,537 and 36,014,953 shares of common stock, respectively, for the conversion of outstanding shares of Preferred Stock (see Note 9, Redeemable Convertible Preferred Stock), the exercise of outstanding stock options, and the issuance of stock options remaining available for grant under the Company’s 2018 Stock Incentive Plan (see Note 11, Stock-based compensation).

Subsequent Events

As further discussed in Note 19, Subsequent Events, the Company completed its Merger with Cara in April 2025. Upon the closing of the Merger, the Company’s common stock converted into 2,575,494 shares of Cara common stock.

10.Common Stock

As of December 31, 2024 and 2023, the Company’s amended and restated certificate of incorporation authorized the issuance of 58,251,629 shares of $0.001 par value common stock. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock set forth above. As of December 31, 2024 and 2023, there were 19,197,914 shares and 19,134,164 shares of common stock issued and outstanding, respectively.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Board, if any, subject to the preferential dividend rights of the Preferred Stock. When dividends are declared on shares of common stock, the Company must declare at the same time a dividend payable to the holders of Preferred Stock equivalent to the dividend amount they would receive if each share of Preferred Stock were converted into common stock. The Company may not pay dividends to common stockholders until all dividends accrued or declared but unpaid on the Preferred Stock have been paid in full. As of December 31, 2024 and 2023, no dividends were declared.

As of December 31, 2024 and 2023, the Company had reserved 36,014,953 and 36,078,703 shares of common stock, respectively, for the conversion of outstanding shares of Preferred Stock (see Note 9, Redeemable Convertible Preferred Stock), the exercise of outstanding stock options, and the issuance of stock options remaining available for grant under the Company’s 2018 Stock Incentive Plan (see Note 11, Stock-based compensation).

Cara Therapeutics, Inc.
Stockholders' Equity

10.Stockholders’ Equity

On December 19, 2024, Cara’s Board of Directors approved the 2024 Reverse Stock Split, and corresponding reduction in the total number of authorized shares from 200,000,000 to 16,666,667 (the “Authorized Shares Reduction”). On December 30, 2024, Cara filed a Certificate of Amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the 2024 Reverse Stock Split and Authorized Shares Reduction, and Cara’s common stock began trading on the Nasdaq Capital Market on a post-split basis as of December 31, 2024. On April 15, 2025, Cara effected the 2025 Reverse Stock Split and increased its authorized shares of common stock (see Note 18, Subsequent Events). As of March 31, 2025, there were 1,524,535 shares of common stock and no shares of preferred stock issued and outstanding.

All share and per share information for the periods presented have been retroactively adjusted to give effect to the 2024 Reverse Stock Split and the 2025 Reverse Stock Split, unless otherwise indicated. Proportionate adjustments were made to the per share exercise price and/or the number of shares issuable upon the exercise or vesting of all stock options and restricted stock units, which resulted in a proportional decrease in the number of shares of Cara’s common stock reserved for issuance upon exercise or vesting of such stock options and restricted stock units, and in the case of stock options, a proportional increase in the exercise price of all such stock options.

During the three months ended March 31, 2025, an aggregate of 792 time-based restricted stock units of certain employees vested and were settled in shares of Cara’s common stock. During the three months ended March 31, 2024, an aggregate of 1,274 time-based restricted stock units of certain employees vested and were settled in shares of Cara’s common stock (See Note 14, Stock-Based Compensation).

During the three months ended March 31, 2025, no performance-based restricted stock units vested or were settled in shares of Cara’s common stock. During the three months ended March 31, 2024, an aggregate of 3,903 performance-based restricted stock units of certain employees vested and were settled in shares of Cara’s common stock (See Note 14, Stock-Based Compensation).

11.Stockholders’ Equity

On June 7, 2024, the Company filed a Certificate of Amendment to its Certificate of Incorporation, or the Certificate, with the Secretary of State of the State of Delaware, which the Company’s stockholders approved at the Company’s Annual Meeting of Stockholders on June 4, 2024. The Certificate increased the authorized number of shares of common stock of the Company from 100,000,000 shares to 200,000,000 shares (before giving effect to the Reverse Stock Split, as described below). The additional shares of common stock authorized by the Certificate have rights identical to the currently outstanding common stock of the Company and any issuance of common stock authorized by the Certificate would not affect the rights of the holders of currently outstanding common stock of the Company, except for effects incidental to increasing the number of shares of the Company’s common stock outstanding, such as dilution of the earnings per share and voting rights of current holders of common stock. The Company’s Board of Directors has also authorized 5,000,000 shares of undesignated preferred stock, par value $0.001 per share, that may be issued from time to time by the Board of Directors of the Company in one or more series.

On November 13, 2024, the Company’s Board of Directors approved an amendment to its Amended and Restated Bylaws, effective immediately, to reduce the quorum requirement for stockholder meetings from a majority of the outstanding shares entitled to vote to one-third of the voting power of the issued and outstanding shares entitled to vote.

Cara’s stockholders approved, at its 2024 Annual Meeting of Stockholders on June 4, 2024, a series of alternate amendments to the Certificate, to effect a reverse stock split of Cara’s common stock and corresponding proportionate reduction in the total number of authorized shares of Cara’s common stock, where Cara’s Board had the discretion to select the reverse stock split ratio from within a range between and including one-for-four and one-for-twelve. On December 19, 2024, Cara’s Board approved a one-for-twelve (12) reverse stock split, or the Reverse Stock Split, and corresponding reduction in the total number of authorized shares from 200,000,000 to 16,666,667, or the Authorized Shares Reduction. On December 30, 2024, Cara filed a Certificate of Amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware to effect the Reverse Stock Split and Authorized Shares Reduction, and Cara’s common stock began trading on the Nasdaq Capital Market on a post-split basis as of December 31, 2024. As of December 31, 2024, there were 1,523,743 shares of common stock and no shares of preferred stock issued and outstanding.

As a result of the Reverse Stock Split, every 12 shares of the Company’s pre-reverse split common stock were combined and reclassified as one share of common stock. The proportionate voting rights and other rights of common stockholders were not affected by the Reverse Stock Split, other than as the result of payment for fractional shares. No fractional shares were issued in connection with the Reverse Stock Split. Stockholders who would have held a fractional share of common stock received a cash payment in lieu thereof. The par value and other terms of the Company’s common stock were not affected by the Reverse Stock Split.

All share and per share information have been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented, unless otherwise indicated. Proportionate adjustments were made to the per share exercise price and/or the number of shares issuable upon the exercise or vesting of all stock options and restricted stock units outstanding at December 31, 2024, which resulted in a proportional decrease in the number of shares of the Company’s common stock reserved for issuance upon exercise or vesting of such stock options and restricted stock units, and in the case of stock options, a proportional increase in the exercise price of all such stock options.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to dividends when and if declared by the Board of Directors, subject to the preferential rights of the holders of preferred stock, if any.

During the year ended December 31, 2024, an aggregate of 6,487 time-based restricted stock units of certain employees and the Board of Directors vested and were settled in shares of the Company’s common stock. During the year ended December 31, 2023, an aggregate of 5,646 time-based restricted stock units of certain employees and the Board of Directors vested and were settled in shares of the Company’s common stock. During the year ended December 31, 2022, an aggregate of 5,337 time-based restricted stock units of certain employees and the Board of Directors vested and were settled in shares of the Company’s common stock, of which 944 time-based restricted stock units vested as a result the accelerated vesting of restricted stock units previously granted to the Company’s former CEO (see Note 15, Stock-Based Compensation).

During the year ended December 31, 2024, an aggregate of 3,903 performance-based restricted stock units of certain employees vested and were settled in shares of the Company’s common stock. During the year ended December 31, 2023, no performance-based restricted units vested or were settled in shares of the company’s common stock. During the year ended December 31, 2022, an aggregate of 2,114 performance-based restricted stock units of certain employees and the Board of Directors vested and were settled in shares of the Company’s common stock, of which the Company granted 330 fully vested restricted stock units, which were immediately settled in shares of common stock, to the Company’s chairman in consideration of his effort in connection with the Company’s CEO transition in 2021 (see Note 15, Stock-Based Compensation).

In order to fund the Company’s future operations, including its planned clinical trials at the time, on March 1, 2022, the Company filed a universal shelf registration statement, or the Shelf Registration Statement, which provides for aggregate offerings of up to $300,000 of common stock, preferred stock, debt securities, warrants or any combination thereof. The Shelf Registration Statement was declared effective by the Securities and Exchange Commission on May 11, 2022. The securities registered under the Shelf Registration Statement include $154,500 of unsold securities that had been registered under our previous Registration Statement on Form S-3 (File No. 333-230333) that was declared effective on April 4, 2019. On March 6, 2024, the date the Company filed its Annual Report on Form 10-K for the fiscal year ended December 31, 2023, it became subject to the offering limits in General Instruction I.B.6 of Form S-3. Pursuant to General Instruction I.B.6 of Form S-3, in no event will the Company sell shares of its common stock under its Shelf Registration Statement with a value of more than one-third of its public float in any 12-month period, so long as its public float is less than $75,000. The Company has not offered and sold any shares of its common stock pursuant to General Instruction I.B.6 to Form S-3 during the prior 12 calendar month period that ends on and includes the date hereof.

Also in March 2022, the Company entered into the open market sales agreement with Jefferies LLC as sales agent, or the Sales Agreement, pursuant to which it could issue and sell common stock with an aggregate value of up to $80,000 in an at-the-market offering. Jefferies is acting as the sole sales agent for any sales made under the Sales Agreement for a 3% commission on gross proceeds. In June 2024, the Company filed an amendment to the prospectus dated May 11, 2022 for the at-the-market offering, or the ATM Prospectus, to update the amount of shares of its common stock it is eligible to sell under General Instruction I.B.6 of Form S-3, as described above, and pursuant to the Sales Agreement. Pursuant to General Instruction I.B.6 of Form S-3, in no event will the Company sell shares of its common stock pursuant to the ATM Prospectus, as amended, with a value of more than one-third of its public float in any 12-month period, so long as its public float is less than $75,000. If the Company’s public float increases above $75,000 such that it may sell additional amounts under the Sales Agreement and the ATM Prospectus, it will file another amendment to the ATM Prospectus prior to making additional sales in excess of the limitations of General Instruction I.B.6 of Form S-3. The common stock will be sold at prevailing market prices at the time of the sale, and, as a result, prices may vary. Unless otherwise terminated earlier, the Sales Agreement continues until all shares available under the Sales Agreement have been sold. No shares were sold under the Sales Agreement during the year ended December 31, 2024. During the year ended December 31, 2023, 10,747 shares were sold under the Sales Agreement and the Company received net proceeds of $1,117. In recognition of the decision by its Board of Directors to approve a streamlined operating plan exploring strategic alternatives, as described elsewhere in this report, the Company currently does not have any intention to sell shares pursuant to the Sales Agreement.